Balance Sheet Details - Schedule of Property Plant and Equipment (Details) - USD ($)	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015
Balance Sheet Related Disclosures [Abstract]
Computers and equipment		$ 840,000	$ 590,000
Furniture and fixtures		21,000	21,000
Property, plant and equipment, gross		861,000	611,000
Less accumulated depreciation		(421,000)	(521,000)
Property, plant and equipment, net	$ 495,000	$ 440,000	$ 90,000